Taxation Paid	12 Months Ended
Dec. 31, 2024
Income taxes paid (refund) [abstract]
Taxation paid	Taxation paid

	United States Dollar
Figures in millions unless otherwise stated	2024	2023	2022

Amount (payable)/receivable at beginning of the year	(13.6)	22.4	(115.9)
Current taxation recognised in profit or loss	(550.2)	(458.3)	(475.1)
Amount payable/(receivable) at end of the year[1]	36.6	13.6	(22.4)
Translation	1.7	0.5	1.7
Total taxation paid	(525.5)	(421.8)	(611.7)
[1]Amount (receivable)/payable comprises as follows:

	United States Dollar
Figures in millions unless otherwise stated	2024	2023	2022

Non-current taxation receivable*	(69.7)	(75.7)	—
Current taxation receivable	(6.1)	(6.4)	(76.0)
Taxation payable	112.4	95.7	53.6
Taxation payable/(receivable) at the end of the year	36.6	13.6	(22.4)
*The non-current taxation receivable of US$69.7 million (CAD100.3 million) (2023: US$75.7 million  (CAD100.3 million) and 2022: current taxation receivable of US$76.0 million
(CAD100.3 million)) at 31 December 2024 relates to the withholding tax deducted and paid to the Canadian tax authority in 2022 on the Yamana break fee which had been classified as non-current in 2023. Gold Fields continues to believe that it will recover the withholding tax from the Canadian tax authority.